Segment information - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment information
Depreciation and amortization	€ (2,511)	€ (1,612)	€ (6,943)	€ (4,461)
Operating loss	(4,744)	(2,843)	(23,006)	(13,823)
Income taxes expenses	(103)		(232)	(163)
Loss for the period	(5,640)	(4,276)	(24,736)	(15,839)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	9,177	4,157	12,848	10,859
Reportable segment Adjusted EBITDA after corporate expenses	(1,084)	(760)	(13,521)	(4,063)
Operating loss	(4,744)	(2,843)	(23,006)	(13,823)
Financial costs, net	(793)	(1,433)	(1,498)	(1,853)
Income taxes expenses	(103)		(232)	(163)
Loss for the period	(5,640)	(4,276)	(24,736)	(15,839)
Corporate
Segment information
Corporate expenses	(10,261)	(4,917)	(26,369)	(14,922)
Depreciation and amortization	(1,134)	(789)	(3,334)	(2,040)
Sharebased payment expenses
Segment information
Share-based compensation	(1,149)	(471)	(2,542)	(5,299)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (2,511)	€ (1,612)	€ (6,943)	€ (4,461)